EXHIBIT 99.2

John Deere Owner Trust 2011

Statement to Certificateholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64000%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29000%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96000%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:			15-Nov-12

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$19,774,028.95
		per $1,000 original principal amount:	$59.38

	(c)	Class A-3 Notes:	$13,824,009.15
		per $1,000 original principal amount:	$40.66

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$33,598,038.10

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$10,546.15
		per $1,000 original principal amount:	$0.03

		(iii) Class A-3 Notes:	$365,500.00
		per $1,000 original principal amount:	$1.08

		(iv) Class A-4 Notes:	$160,929.07
		per $1,000 original principal amount:	$1.63

		(v) Total:	$536,975.22

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$476,758,193.53

	(b)	Note Value at end of related Collection Period:	$476,797,961.89

	(c)	Pool Face Amount at the end of related Collection Period:	$506,188,019.91

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$326,175,990.85
		(ii)	A-3 Note Pool Factor:	0.9593411

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$425,337.24
	per $1,000 original principal amount:			$0.36
	(a)	Amount of Servicing Fee earned:		$425,337.24
	(b)	Amount of Servicing Fee paid:		$425,337.24
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$3,958,076.63
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.83%

(11)	(i)	Aggregate amount of net losses for the collection period:		$203,398.78
	(ii)	Cumulative amount of net losses:		$1,378,924.25
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.12%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$718,310.99
		(ii)	% of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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